Acquisitions and Divestitures - Summary of Preliminary Allocation of Purchase Price (Parenthetical) (Detail) - Integra gold corporation [member]	12 Months Ended
	Dec. 31, 2017 $ / shares	Jul. 10, 2017
Disclosure of detailed information about business combination [line items]
Number of common shares issued	77,180,898	77,180,898
Share price	$ 3.14